Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 34,379,969	$ 40,281,573
Business combination	292	1,378,611
Effect of translation	(4,290,753)	(2,302,058)
Increase of the year	7,442,292	6,410,975
Applications payments	(3,214,407)	(5,483,327)
Applications reversals	(2,990,702)	(1,833,518)
Reclassification by adoption of IFRIC 23		(4,072,287)
Ending balance	$ 31,326,691	$ 34,379,969